FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Contracts on the Consolidated Statements of Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments
Commodity contracts gain/(loss)	$ (197,686)	$ (274,432)	$ 75,742
Commodity Contract
Derivative Financial Instruments
Change in fair value gain/(loss)	149,518	(111,406)	(17,110)
Net realized cash gain/(loss)	(347,204)	(163,026)	92,852
Commodity contracts gain/(loss)	$ (197,686)	$ (274,432)	$ 75,742